UNITED STATES OF AMERICA
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  _9/30/05_

Check here if Amendment [ ]; Amendment Number: ___
  This Amendment (Check only one.): [] is a restatement.
  						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Bramwell Capital Management, Inc.
Address:	745 Fifth Avenue
		New York, NY 10051

Form 13 F File Number:	28-5934

The institutional investment manager filing this report and the person
By whom it is signed hereby represent that the person signing the report is authorized to submit it, and that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral partsof this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Donald G. Allison
Title:	Executive Vice President
Phone:	212-308-1296____________
Signature, Place, and Date of Signing:

	    Donald G. Allison		New York, NY		  11/14/05
	      [Signature]	           [City, State]		  [Date]

Report Type (Check only one):

[ ]	13F HOLDINGS REPORT
[ ]	13F NOTICE.
[X]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total: 	81

Form 13F Table Value Total:			251,070














FORM 13F INFORMATION
TABLE




















VALUE
SHARES
/
SH/
PUT
/
INVSTM
T
OTHER

VOTING
AUTHORITY

NAME OF ISSUER
TITLE OF
CLASS
CUSIP
X1000
PRN
AMT
PRN
CAL
L
DSCRET
N
MANAGER
S
SOLE
SHARED
NONE
3M
COM
88579Y101
4,556
62,100
SH

SOLE

61,600

500
American Express
COM
025816109
1,149
20,000
SH

SOLE

20,000

0
Amgen
COM
031162100
3,657
45,900
SH

SOLE

45,500

400
Arch Coal
COM
039380100
2,349
34,800
SH

SOLE

34,000

800
Autodesk
COM
052769106
3,729
80,300
SH

SOLE

79,300

1,000
Automatic Data Processing
COM
053015103
3,043
70,700
SH

SOLE

70,000

700
BHP Bilton Ltd.
COM
088606108
410
12,000
SH

SOLE

12,000

0
Best Buy
COM
086516101
2,995
68,800
SH

SOLE

67,800

1,000
Blackrock
COM
09247X101
3,492
39,400
SH

SOLE

39,100

300
Canadian Pacific
ADR
13645T100
4,081
95,000
SH

SOLE

94,000

1,000
Caterpillar
COM
149123101
4,588
78,100
SH

SOLE

77,300

800
Cheesecake Factory
COM
163072101
2,629
84,150
SH

SOLE

83,250

900
Chicago Bridge and Iron
ADR
167250109
1,996
64,200
SH

SOLE

63,000

1,200
Chicago Mercantile Exch
COM
167760107
3,036
9,000
SH

SOLE

9,000

0
Cisco Systems
COM
17275R102
3,683
205,500
SH

SOLE

203,500

2,000
Coach
COM
189754104
1,976
63,000
SH

SOLE

63,000

0
ConocoPhillips
COM
20825C104
2,622
37,500
SH

SOLE

37,500

0
Corning
COM
219350105
3,920
202,800
SH

SOLE

201,000

1,800
Dell
COM
24702R101
5,448
159,300
SH

SOLE

158,500

800
Devon Energy
COM
25179M10
3
2,766
40,300
SH

SOLE

40,300

0
Domino's Pizza
COM
25754A201
933
40,000
SH

SOLE

40,000

0
Donaldson
COM
257651109
1,862
61,000
SH

SOLE

61,000

0
EMC Corp
COM
268648102
3,511
271,300
SH

SOLE

269,000

2,300
EOG Resources
COM
26875P101
1,498
20,000
SH

SOLE

20,000

0
Emerson Electric
COM
291011104
5,604
78,050
SH

SOLE

77,500

550
Euronet Services
COM
298736109
1,406
47,500
SH

SOLE

46,500

1,000
Exxon Mobil
COM
30231G102
6,951
109,400
SH

SOLE

108,800

600
Fedex
COM
31428X106
2,614
30,000
SH

SOLE

30,000

0
Genentech
COM
368710406
2,914
34,600
SH

SOLE

34,100

500
General Electric
COM
369604103
10,293
305,700
SH

SOLE

303,300

2,400
Gilead Science
COM
375558103
4,681
96,000
SH

SOLE

96,000

0
Hershey Foods
COM
427866108
2,129
37,800
SH

SOLE

37,200

600
ITT Industries
COM
450911102
6,782
59,700
SH

SOLE

59,100

600
Illinois Tool Works
COM
452308109
3,293
40,000
SH

SOLE

39,400

600
Intel
COM
458140100
3,808
154,500
SH

SOLE

153,300

1,200
J.C. Penney
COM
708160106
5,069
106,900
SH

SOLE

105,900

1,000
Jacobs Engineering Gr
COM
469814107
3,768
55,900
SH

SOLE

55,500

400
Joy Global
COM
481165108
1,262
25,000
SH

SOLE

25,000

0
Kellogg
COM
487836108
793
17,200
SH

SOLE

17,200

0
Kinetic Concepts
COM
49460w208
1,721
30,300
SH

SOLE

29,700

600
Kohl's
COM
500255104
823
16,400
SH

SOLE

16,000

400
Kyphon
COM
501577100
4,675
106,400
SH

SOLE

105,500

900
Linear Technology
COM
535678106
1,128
30,000
SH

SOLE

30,000

0
Lowe's Companies
COM
548661107
1,288
20,000
SH

SOLE

20,000

0
McDonald's
COM
580135101
1,005
30,000
SH

SOLE

30,000

0
Medtronic
COM
585055106
7,013
130,800
SH

SOLE

129,500

1,300
Microsoft
COM
594918104
4,734
184,000
SH

SOLE

182,500

1,500
Molex Inc
CL A COM
608554200
2,242
87,200
SH

SOLE

85,500

1,700
Nabors Industries
COM
G6359F103
1,437
20,000
SH

SOLE

20,000

0
Noble Drilling
ADR
G65422100
3,416
49,900
SH

SOLE

49,300

600
Nokia Corp
ADR
654902204
2,790
165,000
SH

SOLE

163,500

1,500
Novartis
ADR
66987V109
4,320
84,700
SH

SOLE

84,000

700
Paccar
COM
693718108
3,238
47,700
SH

SOLE

47,300

400
Patterson-UTI Energy
COM
703481101
3,265
90,500
SH

SOLE

90,500

0
Paychex
COM
704326107
2,066
55,700
SH

SOLE

55,700

0
Peabody Energy
COM
704549104
3,762
44,600
SH

SOLE

44,000

600
Phelps Dodge
COM
717265102
780
6,000
SH

SOLE

6,000

0
Praxair
COM
74005P104
5,493
114,600
SH

SOLE

113,800

800
Procter & Gamble
COM
742718109
2,218
37,300
SH

SOLE

36,600

700
QUALCOMM
COM
747525103
2,255
50,400
SH

SOLE

49,800

600
Regal Beloit
COM
758750103
1,064
32,800
SH

SOLE

32,800

0
Robert Half International
COM
770323103
4,630
130,100
SH

SOLE

129,000

1,100
Roche Holding, Ltd
ADR
771195104
2,887
41,400
SH

SOLE

41,400

0
SAP AG
ADR
803054204
4,606
106,300
SH

SOLE

105,300

1,000
Schlumberger
COM
806857108
3,468
41,100
SH

SOLE

40,700

400
St. Mary Land & Exp
COM
792228108
805
22,000
SH

SOLE

22,000

0
Staples
COM
855030102
837
39,250
SH

SOLE

37,750

1,500
Stryker Corp
COM
863667101
5,941
120,200
SH

SOLE

119,200

1,000
Surmodics Inc
COM
868873100
658
17,000
SH

SOLE

17,000

0
Target
COM
87612E106
831
16,000
SH

SOLE

15,400

600
Texas Instruments
COM
882508104
2,356
69,500
SH

SOLE

69,500

0
Tiffany
COM
886547108
1,790
45,000
SH

SOLE

45,000

0
UnitedHealth Group
COM
91324P102
5,744
102,200
SH

SOLE

101,400

800
WTS Washington Intl
COM
938862109
0
3
SH

SOLE

0

3
Walgreen
COM
931422109
8,429
194,000
SH

SOLE

193,000

1,000
Weatherford International
COM
G95089101
2,410
35,100
SH

SOLE

34,700

400
Wellpoint Health
COM
94973V107
3,973
52,400
SH

SOLE

52,000

400
Wells Fargo
COM
949746101
2,981
50,900
SH

SOLE

50,500

400
Westinghouse Air Brake
COM
929740108
1
19
SH

SOLE

0

19
Yum Brands
COM
988498101
1,985
41,000
SH

SOLE

41,000

0
Zimmer Holdings
COM
98956P102
4,712
68,400
SH

SOLE

67,800

600